Expense Example - Hood River Emerging Markets Fund	Nov. 24, 2025 USD ($)
Hood River Emerging Markets Fund Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	731
Hood River Emerging Markets Fund Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	806
Hood River Emerging Markets Fund Retirement Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	$ 701